Income Taxes and Duties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes and Duties
NOTE 21.	INCOME TAXES AND DUTIES
The
Ley de Ingresos sobre Hidrocarburos
(“Hydrocarbons Revenue Law”) was published in the Official Gazette of the Federation on August 11, 2014, and came into effect, on January 1, 2015. The Hydrocarbons Revenue Law sets forth the fiscal regime for Petróleos Mexicanos applicable to the assignments and the contracts that were established on such date. Likewise, every year the Federal Revenue Law is published in the Official Gazette of the Federation and includes specific regulations for Petróleos Mexicanos and the Subsidiary Entities.
Tax regime applicable to Assignments
The tax regime applicable to the exploration and production for the assignments granted to PEMEX by the Mexican Government includes the following taxes and duties:

a.	Derecho por la Utilidad Compartida “DUC” (Profit-sharing Duty).
As of January 1, 2015, Pemex Exploration and Production is obligated to pay a Profit-sharing Duty.
As of January 1, 2019 and 2018, the applicable rate of this duty was 65.00% and 66.25% respectively. The computation of this duty is based on the excess of the value of hydrocarbons produced during the fiscal year (including self-consumption, shrinkage and burning), minus certain permitted deductions by the Hydrocarbons Revenue Law, including part of the investments and some costs, expenses and duties. Pursuant to the Hydrocarbons Revenue Law, this duty has been decreased on an annual basis. As of January 1, 2020, this duty was set at 58.00%.
During 2019, this duty was Ps. 343,242,476 from annual payments presented on March 10, 2020 paid as follows: Ps. 347,515,447, in monthly installment payments, resulting in a favorable balance of Ps. 4,272,971, presented in accounts receivable, net line item in the statement of financial position.
During 2018, this duty totaled Ps. 443,294,170 from annual payments presented on March 25, 2019 paid as follows: Ps. 443,785,240, in monthly installment payments and a favorable balance amounting to Ps. 491,070, presented in accounts receivable, net line item in the statement of financial position.
The accounting result differs from the tax result mainly due to differences in depreciation, non-deductible
expenses and others. Such differences generate a deferred DUC.
Total DUC and other as of December 31, 2019, 2018 and 2017 are integrated as follows:

	2019		2018		2017
DUC	Ps.	343,242,476	Ps.	443,294,170	Ps.	372,902,629
DUC from prior years		(39)		14,883		2,095,429
Other		—		446,464		260,775
Deferred DUC expense (benefit)		29,570,063		26,178,078		(37,214,624)

Total DUC and other	Ps.	372,812,500	Ps.	469,933,595	Ps.	338,044,209

The principal factors generating the deferred DUC are the following:

	2019		2018
Deferred DUC asset:
Tax credits	Ps.	546,317,620	Ps.	577,278,473

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(151,479,977)		(288,913,978)

Deferred DUC asset net		394,837,643		288,364,495
Unrecognized Deferred DUC		(385,719,590)		(249,676,378)

Net, deferred DUC asset	Ps.	9,118,054	Ps.	38,688,117

Deferred income taxes not recognized
The expected expense for DUC is different from that which would result from applying the 65.00% rate to the tax base, as a result of the items mentioned below:

	2019		2018		2017
Expected expense:	Ps.	43,432,712	Ps.	307,269,035	Ps.	127,436,912
Increase (decrease) resulting from:
Expected benefit contract		(4,948,542)		(5,797,144)		—
Duties from prior year		(26)		9,860		—
Non-cumulative profit (1)		(1,130,442,995)		(593,158,584)		(514,780,219)
Non-deductible expenses (1)		1,091,958,851		291,676,831		387,343,306
Production value		495,394,906		610,206,103		518,433,469
Deductible duties		(39,891,325)		(55,005,397)		(39,503,110)
Deferred DUC reserve		—		—		(48,689,612)
Deferred DUC expense		29,570,063		26,178,078		—
Deductions cap		(112,261,105)		(111,906,534)		(94,552,741)
DUC from prior years		(39)		14,883		2,095,429
Other		—		446,464		260,775

DUC-Profit-sharing duty expense	Ps.	372,812,500	Ps.	469,933,595	Ps.	338,044,209

(1)	For 2019, fluctuations changes are included which have no effect on the determination of the DUC.

On August 18, 2017, the Official Gazette of the Federation published a decree, granting tax benefits for extraction activities in assignments with mature and / or marginal fields, substantially increasing the percentage of costs, expenses and investments that PEMEX could deduct for purposes of calculating the DUC. As a result, PEMEX received a tax benefit of Ps. 8,677,891, Ps. 11,110,177 and Ps. 7,769,915, as of December 31, 2019, 2018 and 2017, respectively.
On May 24, 2019, the Official Gazette of the Federation published a decree, granting tax benefits through the application of higher deduction limits on concepts such as costs, expenses and investments stated in the Hydrocarbons Revenue Law on the DUC assessment in assignments other than those applied in the previous paragraph. As a result, PEMEX received a tax benefit of Ps. 17,110,177 as of December 31, 2019.

b.	Derecho de Extracción de Hidrocarburos (Hydrocarbons Extraction Duty).
This duty is to be calculated using a rate based on a formula applicable to each type of hydrocarbon, the volume of production and utilizing the relevant market price for hydrocarbons in U.S. Dollars.
During 2019 Pemex Exploration and Production made payments of Ps. 61,371,269, which are included in the cost of sales line item.

c.	Derecho de Exploración de Hidrocarburos (Exploration Hydrocarbons Duty).
Pemex Exploration and Production as “assignee” must make monthly payments for this duty, which rates for 2019 were 1,355.82 pesos per square kilometer of non-producing
areas. After 60 months, this tax increases to 3,242.17 pesos per square kilometer for each additional month that the area is not producing. These amounts will be updated on an annual basis in accordance with the national consumer price index.
During 2019, Pemex Exploration and Production made payments under this duty, totaling Ps. 1,049,713, which are included in the cost of sales line item.

d.	Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Exploration and Extraction Hydrocarbons Duty).
The assignments granted by the Mexican Government create a tax on the exploration and extraction activities carried out in the corresponding area. The monthly tax paid during the exploration phase and until the extraction phase begins is 1,768.45 pesos per square kilometer. During the extraction phase, the monthly tax from the start of the extraction phase and until the assignment ends is 7,073.83 pesos per square kilometer. During 2019 payments for this tax amounted Ps. 4,421,537, which are included in the cost of sales line item.
Tax Regime applicable to contracts:
As of January 1, 2015, the tax regime applicable to Pemex Exploration and Production for contracts is set forth in the Hydrocarbons Revenue Law which regulates, among other things, the fiscal terms applicable to the exploration and extraction contracts (license, profit sharing contracts, production sharing and services) and sets duties and other taxes paid to the Mexican Government.

The Hydrocarbons Revenue Law also establishes the following duties applicable to PEMEX in connection with assignments granted to it by the Mexican Government:

•	Cuota Contractual para la Fase Exploratoria (Exploration Phase Contractual Fee)
During the exploration phase of an exploration and extraction contract, the Mexican Government is entitled to collect a monthly payment of 1,355.82 pesos per square kilometer of non-producing
areas. After 60 months, this fee increases to 3,242.17 pesos per square kilometer for each additional month that the area is not producing. The fee amount will be updated on an annual basis in accordance with the national consumer price index.

•	Regalías (Royalties)
Royalty payments to the Mexican Government are determined based on the “contractual value” of the relevant hydrocarbons, which is based on a variety of factors, including the type of underlying hydrocarbons (e.g., crude oil, associated natural gas, non-associated
natural gas or condensates), the volume of production and the market price. Royalties are payable in connection with licensing contracts, production-sharing contracts and profit-sharing contracts.

•	Pago del Valor Contractual (Contractual Value Payment)
Licensing contracts require a payment to the Mexican Government calculated as a percentage of the “contractual value” of the hydrocarbons produced, as determined by the SHCP on a contract-by-contract
basis.

•	Porcentaje a la Utilidad Operativa (Operating Profit Payment)
Production-sharing contracts and profit-sharing contracts require a payment equivalent to a specified percentage of operating profits. In the case of production-sharing contracts, this payment shall be made in-kind
through delivery of the hydrocarbons produced. In the case of profit-sharing contracts, this payment shall be made in cash.

•	Bono a la Firma (Signing Bonus)
Upon execution of a licensing contract, a signing bonus is to be paid to the Mexican Government in an amount specified by the SHCP in the relevant bidding terms and conditions or in the contracts resulting from a migration.

•	Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Hydrocarbons Exploration and Extraction Activities Tax)
Contracts for exploration and extraction granted by the Mexican Government will include a specified tax on the exploration and extraction activities carried out in the relevant area. A monthly tax of 1,768.45 pesos per square kilometer is payable during the exploration phase until the extraction phase begins. During the extraction phase of a project, a monthly tax 7,073.83 pesos per square kilometer is payable from the starting date until the relevant contract for exploration and extraction is terminated.
Other applicable taxes
The Subsidiary Entities are subject to the Income Tax Law and the Value Added Tax Law. Pemex Industrial Transformation is also subject to the Special Tax on Production and Services (IEPS Tax).
2019 indirect taxes are as listed below:

a.	IEPS Tax
IEPS Tax on the sale of automotive fuels: This is a tax imposed on domestic sales of automotive fuels, including gasoline and diesel, which Pemex Industrial Transformation collects on behalf of the Mexican Government. The applicable quotas for 2018 were: 4.81 pesos per liter of Magna gasoline; 4.06 pesos per liter of Premium gasoline and 5.28 pesos per liter of diesel. This fee is updated annually according to inflation and adjusted monthly by the tax authorities.
IEPS Tax to benefit Mexican states and municipalities: This tax is a quota on domestic sales of automotive fuels, including gasoline and diesel, which Pemex Industrial Transformation collects on behalf of the Mexican Government. The applicable quotas for 2019 were 42.43 cents per liter of Magna gasoline, 51.77 cents per liter of premium gasoline and 35.21 cents per liter of diesel. This rate is updated annually with inflation. The funds raised by this quota are allocated to the states and municipalities as provided in the Tax Coordination Law.
IEPS Tax on Fossil Fuels: This tax is a quota on the internal sales of fossil fuels, which Pemex Industrial Transformation collects on behalf of the Mexican Government. The applicable quotas for 2019 were 7.26 cents per liter for propane, 9.40 cents per liter for butane, 12.74 cents per liter for jet and other fuel, 15.22 cents per liter for turbosine and other kerosene, 15.46 cents per liter for diesel, 16.50 cents per liter for fuel oil and Ps. 19.15 per ton for petroleum coke. This rate is updated annually according to inflation.

b.	Value Added Tax (“VAT”)
For VAT purposes, final monthly payments are determined based on PEMEX’s cash flow, in accordance with the provisions of the Value Added Tax Law, applicable to payers of this tax. The general rate to be applied is 16%. Certain activities with incentives will have the rate of 0%.

Beginning on January 1, 2019, a new Decree of fiscal incentives applies to the northern border region, which consists of a credit equivalent to 50% of the general rate, applicable directly at the time of the sale or service. This incentive is applicable in 6 states in the northern border region and includes 43 municipalities in those states.
Petróleos Mexicanos and its Subsidiary Entities apply this tax benefit for the operations they carry out within the municipalities of the States included in the Decree.
The VAT is caused by the sales of goods, rendering of services, granting of the temporary use of goods in the national territory and by the importation of goods and services to the national territory. VAT taxpayers transfer VAT to their customers and are entitled to credit the VAT paid to their suppliers and on their imports. The net balance between VAT transferred to customers and paid to suppliers and on imports results each month in the VAT to be paid to the tax authorities or in an amount in favor of the taxpayer. The taxpayer has the right to credit VAT in favor against VAT payable in future months, to request a refund or to offset it against other payable federal taxes.
Taxes on Income are described below:

c.	Income Tax
As of January 1, 2015, Petróleos Mexicanos, Subsidiary Entities and the subsidiary companies residing in Mexico for tax purposes are subject to the Income Tax Law.
This tax is calculated by applying a rate of 30% to the tax result. Tax result is the excess of total revenues over the allowed deductions and tax losses from previous years.
Accounting income differs from taxable income primarily due to the effects of inflation and differences between depreciation and other non-deductible
expenses.
For the years ended December 31, 2019, 2018 and 2017, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2019		2018		2017
Current income tax	Ps.	4,247,998	Ps.	3,109,971	Ps.	3,546,912
Deferred income tax		(33,237,010)		(11,465,343)		(9,334,064)

Total	Ps.	(28,989,012)	Ps.	(8,355,372)	Ps.	(5,787,152)

Income tax REFIPRE (Preferent Fiscal Regime) from PMH HBV dividends	Ps.	—	Ps.	—	Ps.	722,984

As of December 31, 2019 and 2018, the deferred income tax asset net of Pemex Industrial Transformation and Pemex Exploration and Production has not been recognized because it is estimated that not enough taxable income will be generated in future periods.
Income taxes non-recognized

	Tax effect
	2019		2018
Assets
Provisions	Ps.	181,119,082	Ps.	161,103,132
Properties, plant and equipment		6,736,006		17,825,338
Tax loss carryforwards		588,208,624		489,166,032

Total assets	Ps.	776,063,712	Ps.	668,094,502
Liabilities
Well, pipelines, properties, plant and equipment	Ps.	127,849,064	Ps.	159,942,782
Other		584,711		1,072,383

Total liabilities		128,433,775		161,015,165

Total assets, net	Ps.	647,629,937	Ps.	507,079,337

The principal factors generating the deferred income tax are the following:

	2018		Recognized in profit and loss		Recognized in OCI		2019
Deferred income tax asset:
Provisions	Ps.	8,836,693	Ps.	43,491	Ps.	—	Ps.	8,880,184
Employee benefits provision		40,314,749		17,362,550		10,613,057		68,290,356
Advance payments from clients		35,807		269,193				305,000
Accrued liabilities		611,652		1,489,359				2,101,011
Reserve due to depreciation of inventories		982,228		(792,477)				189,751
Non-recoverable accounts receivable		763,924		(54,596)				709,328
Derivative financial instruments		29,674		106,586				136,260
Wells, pipelines, properties and equipment		11,862,776		(3,791,206)				8,071,570
Tax loss carry-forwards (1)		20,659,110		17,768,533				38,427,643

Total deferred income tax asset		84,096,613		32,401,433		10,613,057		127,111,103
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(2,630,597)		1,015,893				(1,614,704)
Other		(1,881,715)		(180,316)				(2,062,031)

Total deferred income tax liability		(4,512,312)		835,577				(3,676,735)
Net long-term deferred income tax asset	Ps.	79,584,301	Ps.	33,237,010	Ps.	10,613,057	Ps.	123,434,368

	2017		Recognized in profit and loss		Recognized in OCI		2018
Deferred income tax asset:
Provisions	Ps.	7,110,665	Ps.	1,726,028	Ps.	—	Ps.	8,836,693
Employee benefits provision		47,086,457		2,181,696		(8,953,404)		40,314,749
Advance payments from clients		42,208		(6,401)		—		35,807
Accrued liabilities		744,865		(133,213)		—		611,652
Reserve due to depreciation of inventories		—		982,228		—		982,228
Non-recoverable accounts receivable		739,748		24,176		—		763,924
Derivative financial instruments		79,255		(49,581)		—		29,674
Wells, pipelines, properties and equipment		3,990,113		7,872,663		—		11,862,776
Tax loss carry-forwards (1)		21,532,979		(873,869)		—		20,659,110

Total deferred income tax asset		81,326,290		11,723,727		(8,953,404)		84,096,613
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,443,618)		813,021		—		(2,630,597)
Other		(810,310)		(1,071,405)		—		(1,881,715)

Total deferred income tax liability		(4,253,928)		(258,384)		—		(4,512,312)

Net long-term deferred income tax liability	Ps.	77,072,362	Ps.	11,465,343	Ps.	(8,953,404)	Ps.	79,584,301

(1)	Tax loss carryforwards expire in 2029.
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2019		2018		2017
Expected income tax expense	Ps.	3,707,023	Ps.	(41,316,168)	Ps.	(20,055,588)
Increase (decrease) resulting from:
Tax effect of inflation-net		6,487,844		11,742,346		14,302,118
Difference between accounting and tax depreciation		(5,290,734)		(3,359,548)		(3,713,920)
Unrecognized Deferred tax asset (1)		—		21,885,731		—
Impairment reserve for deferred taxes		(24,189,922)		—		—
Retirement benefits		(10,698,848)		—		—
Non-deductible expenses		4,826,745		1,781,012		1,954,659
Others-net		(3,831,120)		911,255		1,725,579

Income tax benefit	Ps.	(28,989,012)	Ps.	(8,355,372)	Ps.	(5,787,152)

(1)	Due to the fact that the circumstances to evaluate the recovery of the tax benefit from pending tax losses to be amortized in Pemex Logistics improved in 2019, a deferred asset was recognized.

As of December 31, 2019 and 2018, the net accumulated effect of actuarial gains and losses on deferred tax was Ps. 19,347,685 and Ps. 8,734,628, respectively. In addition, as of December 31, 2019 and 2018, the deferred tax effect of actuarial gains and losses is presented in comprehensive (loss) income in the amounts of Ps.10,613,057 and Ps. (8,953,404), respectively.